Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2018
Disclosure Of Positions Or Transactions Deriving From A typical And or Unusual Operations [Abstract]
Disclosure Of Positions Or Transactions Deriving From A typical And or Unusual Operations [Text Block]	40 Positions or transactions deriving from atypical and/or unusual operations In 2018, 2017 and 2016 no transactions deriving from atypical and/or unusual operations were reported.